Note 13 - Financial Instruments - Currency Risk (Details) - CAD ($) $ in Thousands	Nov. 30, 2024	Nov. 30, 2023
Statement Line Items [Line Items]
Foreign currency denominated monetary assets	$ 46,872	$ 61,228
Currency risk, denominated in USD [member]
Statement Line Items [Line Items]
Foreign currency denominated monetary assets	46,417	60,652
Currency risk, denominated in BRL [member]
Statement Line Items [Line Items]
Foreign currency denominated monetary assets	27	30
Currency risk, denominated in COP [member]
Statement Line Items [Line Items]
Foreign currency denominated monetary assets	$ 428	$ 546